Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Prepayments	Total PPE
At January 1, 2022
Cost	4,875,810	181,293	53,226	5,244	—	5,115,573
Depreciation & impairment losses	(1,908,023)	—	(24,225)	(4,026)	—	(1,936,274)
Net carrying amount	2,967,787	181,293	29,001	1,218	—	3,179,299

Acquisitions	448,850	165,246	14,060	164	—	628,320
Disposals and cancellations	(258,899)	—	—	—	—	(258,899)
Depreciation charges	(199,457)	—	(21,509)	(610)	—	(221,576)
Transfer to assets held for sale (Note 3)	(18,459)	—		—	—	(18,459)
Transfers	118,110	(118,110)	—	—	—	—
Translation differences	—	—	(59)	(10)	—	(69)
Balance at December 31, 2022	3,057,932	228,429	21,493	762	—	3,308,616

At January 1, 2023
Cost	5,014,747	228,429	66,785	5,159	—	5,315,120
Depreciation & impairment losses	(1,956,815)	—	(45,292)	(4,397)	—	(2,006,504)
Net carrying amount	3,057,932	228,429	21,493	762	—	3,308,616

Acquisitions	295,568	41,627	31,557	372	1,031	370,155
Disposals and cancellations	(815,733)	—	(2,087)	—	—	(817,820)
Depreciation charges	(200,896)	—	(18,040)	(492)	—	(219,428)
Transfer to assets held for sale	(870,844)	—	—	—	(1,031)	(871,875)
Transfers	163,543	(163,543)	—	—	—	—
Translation differences	—	—	13	2	—	15
Balance at December 31, 2023	1,629,570	106,513	32,936	644	—	1,769,663

At January 1, 2024
Cost	3,265,939	106,513	56,240	4,717	—	3,433,409
Depreciation & impairment losses	(1,636,369)	—	(23,304)	(4,073)	—	(1,663,746)
Net carrying amount	1,629,570	106,513	32,936	644	—	1,769,663

Acquisitions	155,215	959,692	332	2,292	2,729	1,120,260
Acquisitions through business combinations (Note 26)	425,564	477,565	1,431	22,219	670	927,449
Disposals and cancellations	(183,374)	—	(30,162)	—	(595)	(214,131)
Depreciation charges	(158,110)	—	(1,413)	(3,625)	—	(163,148)
Transfer to assets held for sale (Note 3)	(165,583)	—	—	—	—	(165,583)
Disposals through sale of subsidiary	—	—	(1,184)	(137)	—	(1,321)
Transfers	914,788	(914,788)	—	1,075	(1,075)	—
Translation differences	(586)	(577)	(30)	(840)	(72)	(2,105)
Balance at December 31, 2024	2,617,484	628,405	1,910	21,628	1,657	3,271,084

At December 31, 2024
Cost	4,020,942	628,405	5,212	30,098	1,657	4,686,314
Depreciation & impairment losses	(1,403,458)	—	(3,302)	(8,470)	—	(1,415,230)
Net carrying amount	2,617,484	628,405	1,910	21,628	1,657	3,271,084
During 2023, the Cap Felix, Sapphira, Nautica, Cap Quebec, Hojo, Cap Theodora, Cap Pembroke, Cap Port Arthur, Cap Corpus Christi, Nectar, and Noble have been dry-docked. The VLCCs Hirado and Hojo have been equipped with scrubber installations. The cost of planned repairs and maintenance is capitalized and included under the heading Acquisitions.

In January, February and May 2023, three newbuilding VLCCs joined our fleet. Cassius (2023 - 299,158 dwt) was delivered on January 11, 2023, Camus (2023 - 299,158 dwt) on February 28, 2023 and Clovis (2023 - 299,158 dwt) on May 30, 2023. All three vessels were constructed at Hyundai Samho Heavy Industries (HSHI) in South Korea. These three vessels were previously reported as vessels under construction as at December 31, 2022.

On July 11, 2023 and October 26, 2023 the Group took delivery of respectively Brugge (2023 - 156,851 dwt) and Brest (2023 - 156,851 dwt). Both vessels were included as vessels under construction as at December 31, 2022.

In the fourth quarter of 2023, the Company sent a notification letter to exercise the repurchase option included in the Sale and leaseback contract for the VLCC Newton (2009 - 307,284 dwt). The repurchase option amounted to $30 million and resulted in in an increase of the recognized right-of-use asset as per December 31, 2023.

During 2024, the Statia, Selena, Newton, Fraternity and Cap Victor have been dry-docked. The cost of planned repairs and maintenance is capitalized and included under the heading Acquisitions.

On January 22, 2024, the Company exercised the repurchase option for VLCC Newton (2009 - 307,284 dwt) that was under a bareboat contract for an aggregate amount of $30 million. The vessel was previously accounted for as a right-of-use asset.

On February 6, 2024, the Company took delivery of the Suezmax Bristol (2024 – 156,851 dwt).

On March 19, 2024, the Company took delivery of the fourth super-eco Newcastlemax Mineral France (2024 – 210,000 dwt).

On April 12, 2024, the Company took delivery of the chemical tanker Bochem Casablanca (2024 - 25,000 dwt).

On May 13, 2024, the Company took delivery of the container vessel CMA CGM Baikal. This vessel has been sold and a gain of $15.6 million was booked in the second quarter of 2024.

On May 24, 2024, the Company took delivery of the Windcat 57, the first hydrogen-powered CTV of the Mark 5 series. The unit is deployed in Scotland.

On June 24, 2024, the Company took delivery of the fifth super-eco Newcastlemax Mineral Deutschland (2024 – 210,000 dwt).

On June 28, 2024, the Company took delivery of the chemical tanker Bochem Shanghai (2024 – 25,000 dwt).

On August 5, 2024, the Company took delivery of the sixth super-eco Newcastlemax Mineral Italia (2024 - 210,000 dwt).

On August 6, 2024, the Company took delivery of the container vessel CMA CGM Etosha (2024 - 77,000 dwt).

On August 8, 2024, the Company took delivery of the chemical tanker Bochem New Orleans (2024 - 25,000 dwt).

On August 28, 2024, the Company took delivery of the seventh super-eco Newcastlemax Mineral Danmark (2024 - 210,000 dwt).

On October 8, 2024, the Company took delivery of the eight super-eco Newcastlemax Mineral Eire (2024 - 210,000 dwt).

On October 10, 2024, the Company took delivery of the Suezmax Helios (2024 - 157,000 dwt).

On October 15, 2024, the Company took delivery of the chemical tanker Bochem Brisbane (2024 - 25,000 dwt).

On October 16, 2024, the container vessel CMA CGM Dolomites (2024 - 6,000 TEU) was delivered.

On October 21, 2024, the Company took delivery of the ninth super-eco Newcastlemax Mineral Hellas (2024 - 210,000 dwt).
On November 22, 2024, the Company took delivery of the tenth super-eco Newcastlemax Mineral Espana (2024 - 210,000 dwt).

On November 25, 2024, the Company took delivery of the Suezmax Orion (2024 - 157,717 dwt).

The Group had forty-one vessels under construction at December 31, 2024 for an aggregate amount of $628.4 million (2023: five vessels under construction). The amounts presented within "vessels under construction" relate to five eco-type VLCCs and two eco-Type Suezmaxes, two dual-fuel bitumen tankers, eighteen Newcastlemax bulk carriers, two chemical tankers, six CSOVs (Commissioning Service Operations Vessels), two coaster vessel of 5,000 dwt, one 1,400 TEU ammonia-powered container vessel and three CTVs (Crew Transfer Vessel). The Group capitalizes borrowing costs related to the financing of the newbuild vessels as reported under vessels under construction (see Note 1.11.2). As per December 31, 2024, the total amount that was capitalized was $23.7 million, comprising $6.8 million in CMB.TECH NV at an average interest rate of 7% (2023: $6.5 million) and $16.8 million in actual borrowing costs within CMB.TECH Enterprises.

Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss

Sandra - Sale	47,520	47,299	221	—
Sara - Sale	47,520	46,013	1,507	—
Sonia - Sale	50,490	50,837	—	(347)
Simone - Sale	50,490	50,070	420	—
Cap Leon - Sale	19,924	9,081	10,843	—
Cap Pierre - Sale	19,058	11,537	7,521	—
Cap Guillaume - Sale	34,153	19,597	14,556	—
Cap Philippe - Sale	32,046	19,165	12,881	—
Europe - Sale	40,013	5,300	34,713	—
Other	—	—	13,500	—

At December 31, 2022	341,214	258,899	96,161	(347)

	Sale price	Book Value	Gain	Loss
Cap Charles - Sale	40,523	18,459	22,064	—
Nautica - Sale	53,900	26,847	27,053	—
Alex - Sale	86,397	62,214	24,182	—
Ardeche - Sale	90,410	58,345	32,065	—
Drenec - Sale	86,327	56,279	30,048	—
Heron - Sale	89,130	58,243	30,887	—
Arafura - Sale	87,077	56,673	30,404	—
Amundsen - Sale	90,670	60,007	30,663	—
Diodorus - Sale	113,100	83,911	29,189	—
Dickens - Sale	113,397	83,534	29,863	—
Dalis - Sale	107,930	84,395	23,535	—
Cassius - Sale	123,500	91,635	31,865	—
Clovis - Sale	124,277	93,651	30,625	—

At December 31, 2023	1,206,636	834,192	372,444	—

(in thousands of USD)	Sale price	Book Value	Gain	Loss
	Sale price	Book Value	Gain	Loss
Andaman - Sale	86,976	56,636	30,341	—
Dominica - Sale	82,685	52,826	29,858	—
Hatteras - Sale	90,310	59,368	30,942	—
Derius - Sale	104,627	81,458	23,169	—
Alboran - Sale	86,418	56,362	30,056	—
Delos - Sale	112,888	83,611	29,277	—
Desirade - Sale	85,965	56,071	29,894	—
Alice - Sale	85,965	61,625	24,340	—
Aquitaine - Sale	90,268	58,657	31,610	—
Oceania - Sale	43,120	8,294	34,826	—
Doris - Sale	113,010	84,438	28,573	—
Aral - Sale	86,472	56,445	30,027	—
Anne - Sale	86,275	62,820	23,455	—
Camus - Sale	123,420	92,228	31,193	—
Noble - Sale	53,955	25,716	28,239	—
Nectar - Sale	53,955	23,873	30,082	—
Newton - Sale	53,955	33,285	20,670	—
CMA CGM Baikal - Sale	71,500	55,879	15,621	—
Sapphira - Sale	45,500	14,670	30,830	—
Statia - Sale	41,250	10,723	30,527	—
Selena - Sale	38,170	11,794	26,376	—
Cap Victor - Sale	38,990	15,593	23,397	—
Cap Felix - Sale	42,330	20,989	21,341	—
Corporate	2,000	1,625	375	—

At December 31, 2024	1,720,005	1,084,986	635,019	—

On October 9, 2023, the Company announced the agreement between two reference shareholders CMB NV ("CMB") and Frontline plc/Famatown Finance Ltd ("Frontline") on a transaction involving multiple interdependent agreements. Part of the agreement is the sale of 24 VLCC tankers from the Euronav fleet for a total of $2.35 billion. A total of 11 VLCC tankers have been delivered before December 31, 2023. The 13 remaining vessels (Alice, Anne, Aquitaine, Dominica, Desirade, Alboran, Aral, Andaman, Hatteras, Delos, Doris, Derius and Camus) delivered in the first quarter of 2024 contributed to a total capital gain of $372.7 million, which was recorded in the first quarter of 2024.

On November 8, 2023, the Company sold the ULCC Oceania (2003 - 441,561 dwt), for $43.1 million. The vessel was accounted for as a non-current asset held for sale as at December 31, 2023, and had a carrying value of $8.3 million. The vessel was delivered to her new owner on January 15, 2024. Taking into account the sales commission, the net gain on this vessel amounts to $34.8 million and was recorded in the consolidated statement of profit or loss in the first quarter of 2024.

On March 15, 2024, the Company sold the N-class vessels Noble, Nectar and Newton for a net sale price after commission of $161.9 million. The vessels have all been delivered during the second quarter of 2024 and the net gain of $79.0 million on the transaction was recognized in the consolidated statement of profit or loss.

On November 19, 2021, the Company agreed to sell the container vessel CMA CGM Baikal for a net sale price of $71.5 million. The vessel has been delivered to her new owners in the second quarter of 2024 and a net gain of $15.6 million has been booked in the consolidated statement of profit or loss.
On September 25, 2024, the Company sold two Suezmax vessels, Sapphira (2008 - 150,205 dwt) and Statia (2006 - 150,205 dwt) for a net sale price of $45.5 million and $41.3 million respectively. The sale price generated a combined gain of $61.4 million and was recorded in the consolidated statement of profit or loss in the third quarter of 2024.

On December 2, 2024, the Company agreed to sell three Suezmax vessels Selena (2007 - 150,205 dwt), Cap Victor (2007 - 158,853 dwt) and Cap Felix (2008 - 158,765 dwt) for a net sale price after commission of $38.2 million, $39.0 million and $42.3 million respectively. The sale price generated a combined gain of $71.1 million and was recorded in the consolidated statement of profit or loss in the fourth quarter of 2024.

Impairment

Based on the impairment indicator analysis conducted for the year ending December 31, 2024, the Group has not identified any impairment triggers within its Marine division that require further impairment testing. Both internal and external impairment indicators, including asset performance, market valuations, and macroeconomic conditions, have been thoroughly assessed. The review is supported by independent broker valuations which indicate that the fair market value of the fleet exceeds its carrying value. The same analysis was conducted for the year ending December 31, 2023 and for the year ending December 31, 2022.

Accordingly, as of the reporting date, no impairment adjustments are required for the Group’s assets within the Marine division. The Management Board, under supervision of the Supervisory Board, will continue to evaluate potential impairment risks on an ongoing basis, ensuring timely responses to any significant changes in market conditions or operational performance.

Security

All vessels financed with bank loans are subject to a mortgage to secure bank loans (see Note 17).
Capital commitment
As at December 31, 2024 the Group's total capital commitments amounts to $2.4 billion (December 31, 2023: $623.8 million capital commitments). These capital commitments can be detailed as follows:

(in thousands of USD)	Total	2025	2026	2027	2028	2029
Commitments in respect of:
Tankers	609,170	112,200	429,650	67,320	—	—
Dry bulk vessels	1,079,100	613,416	465,685	—	—	—
Container vessels	37,670	8,100	29,570	—	—	—
Chemical tankers	455,300	78,200	102,750	38,750	155,000	80,600
Offshore Wind Vessels	231,806	125,841	81,884	24,082	—	—
Other	10,239	9,608	631	—	—	—
Total	2,423,285	947,364	1,110,169	130,152	155,000	80,600

The current newbuilding program of the Group comprises the following:
–5 eco-type VLCCs,
–2 eco-type Suezmaxes,
–18 Newcastlemax bulk carriers,
–8 chemical tankers,
–Offshore wind vessels are related to 6 CSOVs (Commissioning Service Operation Vessel) and 3 CTVs (Crew Transfer Vessels),
–2 coasters of 5,000 dwt (included under drybulk vessels),
–1 ammonia-powered container vessel with a capacity of 1,400 TEU,
–2 dual-fuel bitumen tankers (included under chemical tankers),
–The other items are related to a multi purpose harbour vessel and other hydrogen applications.